Investment in Affiliates and Available-for-Sale Securities (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended		3 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jul. 31, 2015	Aug. 21, 2015	Dec. 31, 2014
Schedule Of Equity Method Investments [Line Items]
Payments to acquire common stock					$ 20,471	$ 2,233
Common stock shares outstanding			107,835,547		107,835,547				105,831,718
Proceeds from issuance of common stock					$ 0	638
Equity in net earnings of affiliated companies			$ 17,968	$ 7,079	31,880	29,497
Investments in affiliates			$ 371,405	340,375	371,405	340,375			$ 344,453
Dividends received					$ 7,298	7,298
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General Partner Interest					2.00%
Gain/(loss) from the sale of shares by the equity method					$ 0	11,230
Common stock shares outstanding			15,344,310		15,344,310
General partners units outstanding			1,695,509		1,695,509
Ownership percentage			20.10%		20.10%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee			$ 34,507		$ 34,507				35,745
Equity in net earnings of affiliated companies			4,097	7,784	8,170	28,074
Investments in affiliates			121,036		121,036				114,387
Dividends received			8,124	7,536	16,248	14,971		$ 8,124
Market value of the investment			$ 182,326		$ 182,326
Acropolis
Schedule Of Equity Method Investments [Line Items]
Ownership percentage			35.00%		35.00%
Investments in affiliates			$ 682		$ 682				525
Dividends received			0	271	$ 0	271
Profit Sharing Arrangement					Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Gain/(loss) from the sale of shares by the equity method			0	0	$ 0	6,193
Difference between carrying amount of investment and underlying equity in net assets of equity method investee			1,777		1,777				1,293
Equity in net earnings of affiliated companies			13,426	(1,190)	22,961	619
Investments in affiliates			240,245		240,245				$ 224,582
Dividends received			3,649	$ 3,649	7,298	$ 7,298	$ 3,649
Market value of the investment			$ 261,988		$ 261,988
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Units issued in public offering	4,600,000	6,325,000
Payments to acquire common stock		$ 2,233
Unit price	$ 13.09
Proceeds from private placement of units to Navios Holdings	$ 14,967
Proceeds from issuance of common limited partners units		$ 60,214
Ownership percentage			20.00%		20.00%
Navios Partners | Common units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	1,120,547
Navios Partners | General partner units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	22,868
Navios Partners | Private placement
Schedule Of Equity Method Investments [Line Items]
Unit price	$ 13.09
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Shares issued in public offering		14,950,000